Stock Compensation Activity (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value of options granted	$ 1.78	$ 3.54	$ 6.62
Intrinsic value of options exercised (in thousands)	$ 7	$ 1,885	$ 293
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total grant date fair value of restricted stock vested	$ 22,015	$ 4,056	$ 5,023